Description of the Plan (Details) - EBP 005 - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	0.50%
Vesting percentage		100.00%
Involuntary cash-out limit		$ 7,000
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Selling price		$ 26,000,000
Tranche One
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Participant compensation matched, percentage		4.00%
Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Participant compensation matched, percentage		6.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Vesting period		3 years
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Vesting period		6 years